Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	Nomad Royalty USD ($)	BaseCore USD ($)	Total equity attributable to Sandstorm Gold Ltd.’s shareholders USD ($)	Total equity attributable to Sandstorm Gold Ltd.’s shareholders Nomad Royalty USD ($)	Total equity attributable to Sandstorm Gold Ltd.’s shareholders BaseCore USD ($)	Share Capital USD ($) shares	Share Capital Nomad Royalty USD ($) shares	Share Capital BaseCore USD ($) shares	Share Options, Warrants and Restricted Share Rights USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Loss USD ($)	Non-controlling interests USD ($)
Equity, beginning balance (in shares) at Dec. 31, 2021 | shares							191,653,454
Equity, beginning balance at Dec. 31, 2021	$ 592,638			$ 592,638			$ 694,675			$ 18,903	$ 35,569	$ (156,509)	$ 0
Shares issued for acquisition (in shares) | shares								74,382,930	13,495,276
Shares issued for acquisition		$ 454,089	$ 75,304		$ 454,089	$ 75,304		$ 454,089	$ 75,304
Warrants and options issued for Nomad Royalty acquisition	2,776			2,776						2,776
Acquisition of CMC non-controlling interest	27,568												27,568
Shares issued in equity financing (in shares) | shares							18,055,000
Shares issued in equity financing	$ 92,081			92,081			$ 92,081
Options exercised (in shares) | shares	1,130,218						1,130,218
Options exercised	$ 4,694			4,694			$ 6,124			(1,430)
Warrants exercised (in shares) | shares							484
Warrants exercised	5			5			$ 5
Vesting of restricted share rights (in shares) | shares							314,100
Vesting of restricted share rights							$ 1,703			(1,703)
Acquisition and cancellation of common shares (normal course issuer bid) (in shares) | shares							(187,801)
Acquisition and cancellation of common shares (normal course issuer bid)	(940)			(940)			$ (940)
Share-based payments	6,101			6,101						6,101
Share issuance costs	(4,419)			(4,419)			$ (4,419)
Dividends declared	(15,961)			(15,009)							(15,009)		(952)
Total comprehensive income (loss)	207,469			207,380							78,361	129,019	89
Equity, ending balance (in shares) at Dec. 31, 2022 | shares							298,843,661
Equity, ending balance at Dec. 31, 2022	$ 1,441,405			1,414,700			$ 1,318,622			24,647	98,921	(27,490)	26,705
Options exercised (in shares) | shares	1,147,066						1,147,066
Options exercised	$ 5,071			5,071			$ 6,102			(1,031)
Vesting of restricted share rights (in shares) | shares							463,506
Vesting of restricted share rights							$ 2,516			(2,516)
Acquisition and cancellation of common shares (normal course issuer bid) (in shares) | shares							(2,787,995)
Acquisition and cancellation of common shares (normal course issuer bid)	(14,385)			(14,385)			$ (14,385)
Share-based payments	7,616			7,616						7,616
Share issuance costs	(503)			(503)			$ (503)
Dividends declared	(20,438)			(17,720)							(17,720)		(2,718)
Total comprehensive income (loss)	35,215			34,222							41,716	(7,494)	993
Equity, ending balance (in shares) at Dec. 31, 2023 | shares							297,666,238
Equity, ending balance at Dec. 31, 2023	$ 1,453,981			$ 1,429,001			$ 1,312,352			$ 28,716	$ 122,917	$ (34,984)	$ 24,980